Related Party Transactions	12 Months Ended
Dec. 31, 2011
Related Party Transactions [Abstract]
Related Party Transactions
Note K - Related Party Transactions

    Certain directors, executive officers and companies with which they are affiliated were loan customers during 2011. A summary of activity on these borrower relationships with aggregate debt greater than $120 is as follows:

Total loans at January 1, 2011	$5,889
New loans	131
Repayments	(264)
Other changes	(668)
Total loans at December 31, 2011	$5,088

    Other changes include adjustments for loans applicable to one reporting period that are excludable from the other reporting period, such as changes in persons classified as directors, executive officers and companies’ affiliates.

    Deposits from principal officers, directors, and their affiliates at year-end 2011 and 2010 were $15,807 and $9,271.